General information and significant event of the year (Details) - item item in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
General information and significant event of the year
Increase in passenger traffic (as a percent)		83.70%
Number of passengers served		65.6	35.7
Mota-Engil
General information and significant event of the year
Percentage of ownership	51.00%